Long-term Debt - Leases Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Lease liabilities
Balance, September 30, 2020	$ 5,267
Additions during the period:
Acquisitions	1,712
Operations	3,945
Interest	551	$ 461
Lease Terminations	(612)
Repayments	(3,098)
Balance, September 30, 2021	7,765	5,267
Gross lease liabilities	8,896	5,961
Less: finance charges	(1,131)	(694)
Net lease liabilities	7,765	5,267
Equipment loans
Lease liabilities
Balance, September 30, 2020	4,750
Additions during the period:
Balance, September 30, 2021	7,384	4,750
Net lease liabilities	7,384	4,750
Less than 1 year
Additions during the period:
Gross lease liabilities	3,491	2,394
Between 1 and 5 years
Additions during the period:
Gross lease liabilities	5,367	3,497
More than five years
Additions during the period:
Gross lease liabilities	38	70
Vehicle lease
Lease liabilities
Balance, September 30, 2020	1,627
Additions during the period:
Acquisitions	109
Operations	1,385
Interest	163
Repayments	(870)
Balance, September 30, 2021	2,414	1,627
Net lease liabilities	$ 2,414	1,627
Vehicle lease | Minimum
Lease liabilities
Incremental borrowing rate	1.70%
Vehicle lease | Maximum
Lease liabilities
Incremental borrowing rate	10.40%
Real estate lease
Lease liabilities
Incremental borrowing rate	8.00%
Balance, September 30, 2020	$ 3,640
Additions during the period:
Acquisitions	1,603
Operations	2,560
Interest	388
Lease Terminations	(612)
Repayments	(2,228)
Balance, September 30, 2021	5,351	3,640
Net lease liabilities	$ 5,351	$ 3,640